Risks Arising From Financial Instruments - Disclosure of Financial Liabilities (Detail) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Finance lease liabilities	$ 142,236	$ 145,117
Non-current	113,077	111,348
Current	29,159	33,769
Trades and other payables [Member]
Disclosure of financial liabilities [line items]
Trade and other payables	22,136	26,224
Secured bank loans [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	135	230
Current interest-bearing loans and borrowings	1,405	272
Unsecured bank loans [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	128	153
Current interest-bearing loans and borrowings	126	739
Secured other loans [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	110,459	108,327
Unsecured other loans [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	52	53
Current interest-bearing loans and borrowings	13	15
Finance lease liabilities [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	175	186
Finance lease liabilities	25	27
Unsecured bond issues [member]
Disclosure of financial liabilities [line items]
Current interest-bearing loans and borrowings	2,604	4,510
Commercial paper [Member]
Disclosure of financial liabilities [line items]
Current interest-bearing loans and borrowings	1,801	1,870
Cash and bank overdrafts [Member]
Disclosure of financial liabilities [line items]
Current interest-bearing loans and borrowings	72	117
Derivatives not designated [Member] | Equity swaps [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	1,817	1,098
Derivatives not designated [Member] | Cross currency interest rate swaps [Member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	693	906
Derivatives not designated [Member] | Other interest rate derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	0	2
Derivatives designated [member] | Cross currency interest rate swaps [Member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	402	211
Derivatives designated [member] | Other interest rate derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	54	73
Derivatives designated [member] | Interest rate swap [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	93	37
Derivatives designated [member] | Other commodity derivatives [Member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	$ 46	$ 67